UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Media Content | Starz Business of Lions Gate Entertainment Corp
Programming content additions	$ 313.2	$ 504.4	$ 494.0	$ 638.6	$ 565.7